Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Current liabilities	(360,436)	(565,357)
Non-current liabilities	(819,324)	(573,717)
Total shareholders' equity, net	2,799,857	2,968,200	$ 3,029,565	$ 3,063,627
Shareholders of the parent	2,627,460	2,771,522
Non-controlling interests	172,397	196,678	$ 221,237
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	166,396	149,945
Non-current assets	553,754	576,028
Current liabilities	(170,896)	(118,965)
Non-current liabilities	(195,809)	(210,904)
Total shareholders' equity, net	353,445	396,104
Shareholders of the parent	208,944	234,187
Non-controlling interests	144,501	161,917
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	104,076	112,420
Non-current assets	30,486	26,038
Current liabilities	(22,329)	(20,170)
Non-current liabilities	(56,587)	(47,930)
Total shareholders' equity, net	55,646	70,358
Shareholders of the parent	29,525	37,332
Non-controlling interests	26,121	33,026
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	6,814	6,252
Non-current assets	0	0
Current liabilities	(2,694)	(2,286)
Non-current liabilities	0	0
Total shareholders' equity, net	4,120	3,966
Shareholders of the parent	2,472	2,379
Non-controlling interests	1,648	1,587
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	2,064	2,141
Non-current assets	169	185
Current liabilities	(1,071)	(1,094)
Non-current liabilities	(740)	(740)
Total shareholders' equity, net	422	492
Shareholders of the parent	295	344
Non-controlling interests	$ 127	$ 148